Royalties, Streaming and Other Mineral Interests (Details Narrative) $ in Thousands, $ in Thousands				12 Months Ended
	Dec. 12, 2025 USD ($)	Oct. 23, 2025 USD ($)	Mar. 07, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 25, 2025 shares	Mar. 07, 2025 CAD ($)
IfrsStatementLineItems [Line Items]
Carrying value				$ 0	$ 0
Carrying value of disposal				785	112
Number of shares issued | shares						23,288,896
Royalty revenue				53	0
Land agreement proceeds				$ 561	1,663
Vares Copper Stream [Member]
IfrsStatementLineItems [Line Items]
Ongoing payments required to be made, percentage				30.00%
Ongoing payments				$ 967	268
Pilot Mountain Disposal [Member]
IfrsStatementLineItems [Line Items]
Gross revenue royalty percentage		2.00%
Satisfied in cash		$ 4,750
Satisfied by issuing shares		3,250
Cash due				500
Value of common shares		$ 1,000
Carrying value of disposal				785
Gain on disposal				3,965
Garrison Royalty Acquisition [Member]
IfrsStatementLineItems [Line Items]
Percentage of royalty interests acquired			1.20%				1.20%
Consideration transferred, acquisition of royalty interest			$ 1,948				$ 2,800
Transactions cost of royalty carrying value			$ 298
Pedra Branca Royalty Acquisition [Member]
IfrsStatementLineItems [Line Items]
Satisfied by issuing shares	$ 70,000
Percentage of royalty interests acquired on gold	25.00%
Percentage of royalty interests acquired on copper and other products	2.00%
Transactions cost of royalty carrying value	$ 651
Royalties on production stage assets [member]
IfrsStatementLineItems [Line Items]
Carrying value				(21,250)	16,132
Carrying value of disposal				0	0
Royalties on development stage assets [member]
IfrsStatementLineItems [Line Items]
Carrying value				21,250	16,132
Carrying value of disposal				0	0
Other Mineral Interests [Member]
IfrsStatementLineItems [Line Items]
Carrying value				4,134	0
Carrying value of disposal				0	$ 112
Borborema Mine [Member] | Royalties on production stage assets [member]
IfrsStatementLineItems [Line Items]
Carrying value				21,250
Borborema Mine [Member] | Royalties on development stage assets [member]
IfrsStatementLineItems [Line Items]
Carrying value				$ (21,250)